Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Summary of income tax rate and the PRC statutory
A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	For the year ended December 31,
	2021	2022	2023
PRC statutory income tax rates	25.00%	25.00%	25.00%
Effect of different tax rates available to different jurisdictions	—	—	(1.25	% )
Effect of preferential tax rates and tax holiday	(22.79%)	(18.34%)	(12.20%)
Effect of expenses not deductible for tax purposes (i)	0.01%	0.01%	(1.56%)
Effect of additional deduction of research and development expense	(2.22%)	(2.64%)	13.01%
Effect of tax losses and temporary differences utilized	—	(0.81%)	1.64%

Total	0.00%	3.22%	24.64%

(i)	Expenses not deductible for tax purposes primarily consist of share-based compensation expense and entertainment expenses exceeding the pre-tax deduction limit.

Summary of current and deferred portions of income tax
The current and deferred portions of income tax expense/(benefit) included in the consolidated statements of operations and comprehensive income are as follows:

	For the year ended December 31,
	2021	2022	2023
	(in thousands)
Current tax	—	11,814	4,185
Deferred taxation	—	42	(12,941)

Income tax expenses/(benefit)	—	11,856	(8,756)

Summary of deferred tax assets and liabilities
Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed.

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2022 and 2023:

	As of December 31,
	2022	2023
	(in thousands)
Deferred tax assets:
Accrued expense and others	80	129
Inventory provision	207	3,996
Impairment on prepayment	—	35
Product warranty	33	6
Tax loss	—	9,883

Total deferred tax assets before valuation allowance	—	14,049
Valuation allowance	—	(503)

Total deferred tax assets	320	13,546

Deferred tax liabilities:
Accelerated tax depreciation	(362)	(647)

Total deferred tax liabilities	(362)	(647)

Presentation in the consolidate balance sheet:
Deferred tax assets	—	12,899
Deferred tax liabilities	(42)	—

Net deferred tax assets/(liabilities)	(42)	12,899

Summary of valuation allowances for deferred tax assets	The following table sets forth the movement of the valuation allowances for deferred tax assets for the periods presented:

	For the year ended December 31,
	2021	2022	2023
	(in thousands)
Beginning balance	—	—	—
Additions during the year	—	—	503

Ending balance	—	—	503